ACQUISITION	12 Months Ended
Dec. 31, 2017
ACQUISITION [Abstract]
ACQUISITION
NOTE 5:	ACQUISITION

Purchase agreement with OTI
On August 13, 2013, the Company entered into an asset purchase agreement with OTI, to acquire OTI’s SmartID Division, including all contracts, software, other related technologies and IP assets. The acquisition closed on December 26, 2013.

The Company agreed to pay OTI $10,000 and contingent consideration of up to $12,500 pursuant to an earn-out mechanism based on certain performance and other milestones.

On April 22, 2016 the Company concluded further negotiations with OTI with respect to the earn-out liability by which an agreement with OTI was signed. Under this agreement the remaining earn-out amount was set to a maximum $3,550, out of which an amount of $2,050 was paid at the beginning of May 2016 and the remaining amount of $1,500 will be subject to the original earn out mechanism.

The expected intangible assets amortization expenses for the customer contracts and for software and other IP, are as follows:

$
2018	855
2019	764
2020	690
2021	629
2022	579
2023-2028	2,682

Purchase of Prevision Ltd.
In November, 2015 the Company acquired 100% of the shares of Prevision Ltd. (“Prevision”), a Cyber Security company domiciled in Israel. The acquisition was accounted for as a business combination. The total consideration of approximately $1,100 was allocated to assumed liabilities, net, of $200 and approximately $1,300 recognized as customer relations and goodwill. The purchase agreement includes contingent consideration of annual payments of approximately $250 for the next four years to the former CEO of the company ("Seller"). The contingent consideration is subject to service provided by the Seller to the company during the earn-out period and therefore is not part of the business combination and accounted as compensation expenses as incurred.

Intangible assets' depreciated cost amounted to $1,185 and $1,229 as of December 31, 2017 and 2016, respectively. Amortization cost amounted to $44 and $51 in 2017 and 2016, respectively.

Purchase of Leaders in Community Alternatives Inc.
In January 2016 the Company acquired 100% of the shares of Leaders in Community Alternatives (LCA), a company providing electronic monitoring and community-based services. The acquisition amounted to approximately $2,900 not including contingent consideration subject to an earn out mechanism which has a fair value of zero, derived from LCA’s revenues in the years 2016, 2017 and 2018. The acquisition was accounted for as business combination.

Details of the consideration paid, the assets acquired and liabilities assumed at the acquisition date, are as follows:

Total consideration	$2,918
Acquired assets and liabilities
Capital acquired	435
Customer relations	424
Deferred tax liability	(170)
Goodwill	2,229

Intangible assets' depreciated cost amounted to $2,537 and $2,592 as of December 31, 2017 and 2016, respectively. Amortization cost amounted to $56 and $61 in 2017 and 2016, respectively.

Purchase of Safend Ltd.
In March 2016 the Company acquired 100% of Safend Ltd, a company providing encryption and data protection solutions. As a consideration for the acquisition the Company will provide Safend Ltd. up to $1,500 of working capital to support its business operations. The acquisition was accounted for as business combination. As a result of the acquisition the Company recorded a gain from bargain purchase in the amount of approximately $3,700. The gain is attributed to the fact that we acquire Safend for no consideration due to Safend former parent was filed for bankruptcy.

Details of the consideration paid, the assets acquired and liabilities assumed at the acquisition date, are as follows:

Total consideration	$0
Acquired assets and liabilities
Capital acquired	(145)
Customer relations	1,912
IP	346
Patents	1,508
Deferred tax asset	606
Deferred tax liability	(565)
Gain from bargain purchase	3,662

Intangible assets' depreciated cost amounted to $2,528 and $3,146 as of December 31, 2017and 2016, respectively. Amortization cost amounted to $618 and $619 in 2017 and 2016.

Purchase of PowaPOS’ assets and IP
On April 18, 2016, the Company acquired IP, Inventory and Receivable of PowaPOS, a division of POWA Technologies Ltd. PowaPOS provides a fully-integrated mobile and tablet-based system innovative POS platform. The asset’s acquisition’s consideration amounted to approximately $1,174. The assets acquired, at the acquisition date are IP in the amount $493, inventory in the amount of $543 and receivables in the amount of $138

Purchase of Alvarion Technologies Ltd.
On May 18, 2016, the Company acquired Alvarion Technologies Ltd. (“Alvarion”). In consideration for this acquisition, the Company will pay up to $1,000 in cash and an additional earn-out of up to $1,000 during the next two years following the acquisition, mainly based on sales from the Alvarion division (see also Note 11). As a result of the acquisition the Company recorded a gain from bargain purchase in the amount of $6,853. The gain is attributed to the fact that we acquired Alvarion from a trustee after it went bankrupt.

Details of the consideration paid, the assets acquired and liabilities assumed at the acquisition date, are as follows:

Total consideration	$1,425

Acquired assets	2,705
Technology	739
Brand	290
Patents	3,775
Deferred tax asset	1,026
Deferred tax liability	(257)
Gain from bargain purchase	6,853

Depreciated cost amounted to $4,440 and $4,664 as at December 31, 2017 and 2016. Amortization cost amounted to $225 and $140 in 2017 and 2016.